Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The pay versus performance information is provided pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K. The following table sets forth information regarding the compensation per the Summary Compensation Table (SCT) on page 60 of this Proxy Statement, the compensation actually paid (CAP) to our principal executive officer (PEO) and, on average, to our other named executive officers (Non-PEO NEOs) during the specified years, as calculated in accordance with the Pay Versus Performance (PvP) disclosure rule, and the Company’s performance.

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)	Compass Minerals TSR ($) (f)	Peer Group TSR ($) (g)	Net Income ($ Millions) (h)	Adjusted EBITDA ($ Millions) (i)
2023	9,173,738	2,909,970	2,670,324	1,314,008	51.34	175.51	15.5	198.2
2022	10,613,024	4,897,914	2,777,012	1,251,000	69.59	158.56	(25.1)	193.1
2021	5,797,560	3,880,277	1,733,811	1,089,954	114.85	173.26	(213.3)	204.1
2020	5,734,860	7,995,711	1,834,828	1,601,616	106.56	123.55	63.1	299.2

Column (b): Reflects compensation amounts reported in the “Summary Compensation Table” for the PEO for the respective fiscal years shown.

Column (c): “Compensation Actually Paid to the PEO” in each of fiscal years 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding the decisions made by the Compensation Committee in regard to the PEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Fiscal Year	2020	2021	2022	2023
PEO	Crutchfield	Crutchfield	Crutchfield	Crutchfield
SCT Total Compensation ($)	5,734,860	5,797,560	10,613,024	9,173,738
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	3,412,476	3,477,562	7,881,343	5,997,970
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	3,682,010	1,466,383	6,017,107	2,856,593
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	2,869,275	(495,027)	(2,724,785)	(3,325,077)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered-Year ($)	(877,959)	588,923	(1,126,088)	202,685
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	-	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	-	-	-	-
Compensation Actually Paid ($)	7,995,711	3,880,277	4,897,914	2,909,970

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance modifier as of year-end and as of the date of vest. Time-vested restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.

Column (d): The following Non-PEO NEOs are included in the average figures shown:

Fiscal Year 2020: James Standen, Mary Frontczak, Brad Griffith, George Schuller Jr., and Angela Jones

Fiscal Year 2021: James Standen, Mary Frontczak, George Schuller Jr., and Brad Griffith

Fiscal Year 2022: Lorin Crenshaw, Mary Frontczak, George Schuller Jr., James Standen, and Brad Griffith

Fiscal Year 2023: Lorin Crenshaw, Mary Frontczak, George Schuller Jr., and James Standen

Column (e): “Average Compensation Actually Paid to Non-PEO NEOs” in each of fiscal years 2023, 2022, 2021, and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the non-PEO NEOs’ compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Fiscal Year	2020	2021	2022	2023
Non-PEO NEOs	See Column (d) Note See Column (d) Note See Column (d) Note See Column (d) Note
SCT Total Compensation ($)	1,834,828	1,733,811	2,777,012	2,670,324
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	791,013	972,178	1,272,670	1,561,016
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	593,612	405,201	547,929	609,311
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	193,686	(34,082)	(303,692)	(459,642)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered-Year ($)	(80,995)	(42,798)	(87,736)	55,031
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	(148,501)	-	(409,843)	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	-	-	-	-
Compensation Actually Paid ($)	1,601,616	1,089,954	1,251,000	1,314,008

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance modifier as of year-end and as of the date of vest. Time-vested restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.

Column (f): For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Compass Minerals for the measurement periods ending on September 30 of each of 2023, 2022 and 2021, respectively, and December 31, 2020.

Column (g): For the relevant fiscal year, represents the cumulative TSR of the Compensation Peer Group (“Peer Group TSR”) for the measurement periods ending on September 30 of each of 2023, 2022 and 2021, and December 31, 2020. The peer group used for this purpose in 2023 consists of the following companies: Albemarle Corporation, Alpha Metallurgical Resources, Inc., Arch Resources, Inc., Balchem Corporation, Coeur Mining, Inc., Eagle Materials Inc., Hecla Mining Company, Innospec Inc., Koppers Holdings Inc., Livent Corporation, Minerals Technologies Inc., Peabody Energy Corporation, Sensient Technologies Corporation, Summit Materials, Inc., Tronox Holdings plc, U.S. Silica Holdings, Inc., and Warrior Met Coal, Inc.  The peer group used for this purpose in 2021 and 2022 consists of the following companies: Albemarle Corporation, Alpha Metallurgical Resources, Inc., Arch Resources, Inc., Balchem Corporation, Cleveland-Cliffs Inc., Coeur Mining, Inc., Eagle Materials Inc., Ferro Corporation, H.B. Fuller Company, Hecla Mining Company, Innospec Inc., Minerals Technologies Inc., Peabody Energy Corporation, The Scotts Miracle-Gro Company, Sensient Technologies Corporation, Summit Materials, Inc., Tronox Holdings plc, U.S. Concrete, Inc., U.S. Silica Holdings, Inc., and Warrior Met Coal, Inc.  The peer group used for this purpose in 2020 consists of the following companies: Albemarle Corporation, Arch Resources, Inc., Balchem Corporation, Cabot Corporation, Carpenter Technology Corporation, Cleveland-Cliffs Inc., Eagle Materials Inc., Element Solutions Inc, FMC Corporation, H.B. Fuller Company, Hecla Mining Company, Innophos Holdings, Inc., Innospec Inc., Kaiser Aluminum Corporation, Martin Marietta Materials, Inc., Minerals Technologies Inc., NewMarket Corporation, Peabody Energy Corporation, The Scotts Miracle-Gro Company, Sensient Technologies Corporation, Tronox Holdings plc, U.S. Concrete, Inc., U.S. Silica Holdings, Inc.

Column (h): Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended September 30, 2023, 2022 and 2021 and December 31, 2020.

Column (i): Adjusted EBITDA, our Company-Selected Measure, is calculated as described on page 50 of the “Compensation Discussion and Analysis.”

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

Column (d): The following Non-PEO NEOs are included in the average figures shown:

Fiscal Year 2020: James Standen, Mary Frontczak, Brad Griffith, George Schuller Jr., and Angela Jones

Fiscal Year 2021: James Standen, Mary Frontczak, George Schuller Jr., and Brad Griffith

Fiscal Year 2022: Lorin Crenshaw, Mary Frontczak, George Schuller Jr., James Standen, and Brad Griffith

Fiscal Year 2023: Lorin Crenshaw, Mary Frontczak, George Schuller Jr., and James Standen

PEO Total Compensation Amount	[1]	$ 9,173,738	$ 10,613,024	$ 5,797,560	$ 5,734,860
PEO Actually Paid Compensation Amount	[2]	$ 2,909,970	4,897,914	3,880,277	7,995,711
Adjustment To PEO Compensation, Footnote [Text Block]

Fiscal Year	2020	2021	2022	2023
PEO	Crutchfield	Crutchfield	Crutchfield	Crutchfield
SCT Total Compensation ($)	5,734,860	5,797,560	10,613,024	9,173,738
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	3,412,476	3,477,562	7,881,343	5,997,970
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	3,682,010	1,466,383	6,017,107	2,856,593
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	2,869,275	(495,027)	(2,724,785)	(3,325,077)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered-Year ($)	(877,959)	588,923	(1,126,088)	202,685
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	-	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	-	-	-	-
Compensation Actually Paid ($)	7,995,711	3,880,277	4,897,914	2,909,970

Non-PEO NEO Average Total Compensation Amount	[3]	$ 2,670,324	2,777,012	1,733,811	1,834,828
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 1,314,008	1,251,000	1,089,954	1,601,616
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Fiscal Year	2020	2021	2022	2023
Non-PEO NEOs	See Column (d) Note See Column (d) Note See Column (d) Note See Column (d) Note
SCT Total Compensation ($)	1,834,828	1,733,811	2,777,012	2,670,324
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	791,013	972,178	1,272,670	1,561,016
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	593,612	405,201	547,929	609,311
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	193,686	(34,082)	(303,692)	(459,642)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered-Year ($)	(80,995)	(42,798)	(87,736)	55,031
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	(148,501)	-	(409,843)	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	-	-	-	-
Compensation Actually Paid ($)	1,601,616	1,089,954	1,251,000	1,314,008

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		The following shows the relationship between PEO CAP, Average Non-PEO NEO CAP, TSR and the Peer Group TSR.
Compensation Actually Paid vs. Net Income [Text Block]		The following shows the relationship between PEO CAP, Average Non-PEO NEO CAP and GAAP Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]		The following shows the relationship between PEO CAP, Average Non-PEO NEO CAP, and Adjusted EBITDA.
Tabular List [Table Text Block]
Most Important Performance Measures

The following is a list of performance measures that the Company considers to have been the most important in linking compensation actually paid to our NEOs for fiscal 2023 to Company performance. The measures in this table are not ranked.

Measure
Adjusted EBITDA
Adjusted Operating Cash Flow
Relative Total Shareholder Return (rTSR)
Safety - Total Recordable Injury Rate (TRIR)

Total Shareholder Return Amount	[5]	$ 51.34	69.59	114.85	106.56
Peer Group Total Shareholder Return Amount	[6]	175.51	158.56	173.26	123.55
Net Income (Loss) Attributable to Parent	[7]	$ 15,500,000	$ (25,100,000)	$ (213,300,000)	$ 63,100,000
Company Selected Measure Amount	[8]	198,200,000	193,100,000	204,100,000	299,200,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return (rTSR)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Safety - Total Recordable Injury Rate (TRIR)
Kevin S. Crutchfield
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 9,173,738	$ 10,613,024	$ 5,797,560	$ 5,734,860
PEO Actually Paid Compensation Amount		$ 2,909,970	$ 4,897,914	$ 3,880,277	$ 7,995,711
PEO [Member] | Kevin S. Crutchfield
Pay vs Performance Disclosure [Table]
PEO Name		Crutchfield	Crutchfield	Crutchfield	Crutchfield
PEO [Member] | Kevin S. Crutchfield | Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 5,997,970	$ 7,881,343	$ 3,477,562	$ 3,412,476
PEO [Member] | Kevin S. Crutchfield | Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,856,593	6,017,107	1,466,383	3,682,010
PEO [Member] | Kevin S. Crutchfield | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,325,077)	(2,724,785)	(495,027)	2,869,275
PEO [Member] | Kevin S. Crutchfield | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered-Year ($)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		202,685	(1,126,088)	588,923	(877,959)
PEO [Member] | Kevin S. Crutchfield | Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Kevin S. Crutchfield | Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Kevin S. Crutchfield | Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,561,016	1,272,670	972,178	791,013
Non-PEO NEO [Member] | Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		609,311	547,929	405,201	593,612
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(459,642)	(303,692)	(34,082)	193,686
Non-PEO NEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered-Year ($)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		55,031	(87,736)	(42,798)	(80,995)
Non-PEO NEO [Member] | Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(409,843)		(148,501)
Non-PEO NEO [Member] | Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | James D. Standen
Pay vs Performance Disclosure [Table]
PEO Name		James Standen	James Standen	James Standen	James Standen
Non-PEO NEO [Member] | Mary L. Frontczak
Pay vs Performance Disclosure [Table]
PEO Name		Mary Frontczak	Mary Frontczak	Mary Frontczak	Mary Frontczak
Non-PEO NEO [Member] | Brad Griffith
Pay vs Performance Disclosure [Table]
PEO Name			Brad Griffith	Brad Griffith	Brad Griffith
Non-PEO NEO [Member] | George J. Schuller, Jr.
Pay vs Performance Disclosure [Table]
PEO Name		George Schuller Jr.	George Schuller Jr.	George Schuller Jr.	George Schuller Jr.
Non-PEO NEO [Member] | Angela Jones
Pay vs Performance Disclosure [Table]
PEO Name					Angela Jones
Non-PEO NEO [Member] | Lorin Crenshaw
Pay vs Performance Disclosure [Table]
PEO Name		Lorin Crenshaw	Lorin Crenshaw

[1]	Reflects compensation amounts reported in the “Summary Compensation Table” for the PEO for the respective fiscal years shown.
[2]	“Compensation Actually Paid to the PEO” in each of fiscal years 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding the decisions made by the Compensation Committee in regard to the PEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
[3]	The following Non-PEO NEOs are included in the average figures shown: Fiscal Year 2020: James Standen, Mary Frontczak, Brad Griffith, George Schuller Jr., and Angela Jones. Fiscal Year 2021: James Standen, Mary Frontczak, George Schuller Jr., and Brad Griffith.Fiscal Year 2022: Lorin Crenshaw, Mary Frontczak, George Schuller Jr., James Standen, and Brad Griffith. Fiscal Year 2023: Lorin Crenshaw, Mary Frontczak, George Schuller Jr., and James Standen.
[4]	“Average Compensation Actually Paid to Non-PEO NEOs” in each of fiscal years 2023, 2022, 2021, and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the non-PEO NEOs’ compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
[5]	For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Compass Minerals for the measurement periods ending on September 30 of each of 2023, 2022 and 2021, respectively, and December 31, 2020.
[6]	For the relevant fiscal year, represents the cumulative TSR of the Compensation Peer Group (“Peer Group TSR”) for the measurement periods ending on September 30 of each of 2023, 2022 and 2021, and December 31, 2020. The peer group used for this purpose in 2023 consists of the following companies: Albemarle Corporation, Alpha Metallurgical Resources, Inc., Arch Resources, Inc., Balchem Corporation, Coeur Mining, Inc., Eagle Materials Inc., Hecla Mining Company, Innospec Inc., Koppers Holdings Inc., Livent Corporation, Minerals Technologies Inc., Peabody Energy Corporation, Sensient Technologies Corporation, Summit Materials, Inc., Tronox Holdings plc, U.S. Silica Holdings, Inc., and Warrior Met Coal, Inc. The peer group used for this purpose in 2021 and 2022 consists of the following companies: Albemarle Corporation, Alpha Metallurgical Resources, Inc., Arch Resources, Inc., Balchem Corporation, Cleveland-Cliffs Inc., Coeur Mining, Inc., Eagle Materials Inc., Ferro Corporation, H.B. Fuller Company, Hecla Mining Company, Innospec Inc., Minerals Technologies Inc., Peabody Energy Corporation, The Scotts Miracle-Gro Company, Sensient Technologies Corporation, Summit Materials, Inc., Tronox Holdings plc, U.S. Concrete, Inc., U.S. Silica Holdings, Inc., and Warrior Met Coal, Inc. The peer group used for this purpose in 2020 consists of the following companies: Albemarle Corporation, Arch Resources, Inc., Balchem Corporation, Cabot Corporation, Carpenter Technology Corporation, Cleveland-Cliffs Inc., Eagle Materials Inc., Element Solutions Inc, FMC Corporation, H.B. Fuller Company, Hecla Mining Company, Innophos Holdings, Inc., Innospec Inc., Kaiser Aluminum Corporation, Martin Marietta Materials, Inc., Minerals Technologies Inc., NewMarket Corporation, Peabody Energy Corporation, The Scotts Miracle-Gro Company, Sensient Technologies Corporation, Tronox Holdings plc, U.S. Concrete, Inc., U.S. Silica Holdings, Inc.
[7]	Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended September 30, 2023, 2022 and 2021 and December 31, 2020.
[8]	Adjusted EBITDA, our Company-Selected Measure, is calculated as described on page 50 of the “Compensation Discussion and Analysis.”